STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT (USD $)	Dec. 31, 2013 Class A	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2013 Class C	Dec. 31, 2012 Class C	Dec. 31, 2011 Class C	Dec. 31, 2010 Class C	Dec. 31, 2013 Class I	Dec. 31, 2012 Class I	Dec. 31, 2011 Class I	Dec. 31, 2010 Class I	Dec. 31, 2013 Class M	Dec. 31, 2012 Class M		Dec. 02, 2012 Class M		Sep. 30, 2012 Class M		Jul. 02, 2012 Class M		Dec. 31, 2013 Class DT	Dec. 31, 2012 Class DT	Dec. 31, 2011 Class DT	Dec. 31, 2010 Class DT
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 0.7361	$ 0.8125	$ 0.8964	$ 1.0077	$ 0.7195	$ 0.7995	$ 0.8909	$ 1.0117	$ 0.7448	$ 0.8201	$ 0.9011	$ 1.0090	$ 0.9297	$ 1.0133	[1]	$ 1.0126	[1]	$ 1.0044	[2]	$ 1.0000	[2]	$ 0.8267	$ 0.8912	$ 0.9589	$ 1.0509

[1]	Units reissued December 1, 2012. Opening Net asset value differs from the close of September 30, 2012 to December 1, 2012 and as such is presented separately
[2]	Units issued on July 1, 2012. Units fully redeemed September 30, 2012.